Leases (Details) - Schedule of revenue equipment under capital lease - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease carrying amount	$ 149,333	$ 987,640
China KangFu International Leasing CO., LTD. [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description	From December 3, 2020 to December 12, 2022
Capital lease interest rate percentage	11.80%
Capital lease carrying amount	$ 53,500
ShanDong HOWO Auto Finance Co., Ltd. [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description	From June 20, 2019 to May 15, 2021
Capital lease interest rate percentage	3.40%
Capital lease carrying amount	$ 95,833	114,230
Sumitomo Mitsui Finance and Leasing (China) Co., Ltd. [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description	From September 30, 2018 to September 10, 2020
Capital lease interest rate percentage	11.10%
Capital lease carrying amount		57,973
Sumitomo Mitsui Finance and Leasing (China) Co., Ltd. One [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description	From July 20, 2018 to July 10, 2020
Capital lease interest rate percentage	11.10%
Capital lease carrying amount		27,181
Sumitomo Mitsui Finance and Leasing (China) Co., Ltd. Two [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description	From May 23, 2018 to May 20, 2021
Capital lease interest rate percentage	7.60%
Capital lease carrying amount		594,314
Shanghai Chengtai Finance Leasing Co., Ltd. [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description	From December 28, 2017 to December 29, 2020
Capital lease interest rate percentage	7.50%
Capital lease carrying amount		44,715
Sumitomo Mitsui Finance and Leasing (China) Co., Ltd. Three [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description	From May 10, 2017 to June 20, 2020
Capital lease interest rate percentage	10.50%
Capital lease carrying amount		51,966
SumSumitomo Mitsui Finance and Leasing (China) Co., Ltd. Four [Member]
Leases (Details) - Schedule of revenue equipment under capital lease [Line Items]
Capital lease maturities term, description	From February 27, 2017 to March 20, 2020
Capital lease interest rate percentage	10.50%
Capital lease carrying amount		$ 97,261